Cash flow statement - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of cash flow statement [Abstract]
Change in amounts due from fellow Lloyds Banking Group undertakings	£ (623)	£ 280	£ (24)
Change in other financial assets held at amortised cost	(23,183)	(19,683)	9,394
Change in financial assets at fair value through profit or loss	42	(459)	(491)
Change in derivative financial instruments	1,188	(3,182)	279
Change in other operating assets	144	1,048	(235)
Change in operating assets	£ (22,432)	£ (21,996)	£ 8,923